UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

1200 John Q. Hammons Drive
Second Floor
Madison, Wisconsin 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
1200 John Q. Hammons Drive
Second Floor
Madison, Wisconsin 53717
(Name and address of agent for service)

(608) 824-8800
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2007

Item 1. Report to Stockholders.

PLUMB FUNDS

Dear Fellow Shareholders:

The stock market, as illustrated by the S&P 500 Index, advanced 7.45% during the trailing six months ended September 30, 2007, but investors needed to withstand more volatility than we have seen in several years. The Plumb Equity Fund and Plumb Balanced Fund were launched near the end of May 2007; therefore, the Funds’ performance only reflects a portion of the six-month period ended September 30th, 2007. This was a volatile period for the stock market, and we will detail some of the ups and downs in this report to put some perspective on the period.

The S&P 500 Index staged a solid advance from March 31 through most of July based on expectations of solid corporate earnings growth and tremendous leveraged buyout activity. Energy and commodity prices were also on the rise because of strong global demand. Heightened inflation expectations pushed up long-term interest rates on 30-year US Treasuries which crossed over 5.4%—the highest level of the year.

During July, a credit crunch began to take shape which impacted the stock market. Strong home price appreciation during the last decade led to lax underwriting standards, especially during 2005, 2006, and early 2007. Home buyers with ’sub-prime’ credit and speculators were enticed to purchase homes with mortgages that required little or no income documentation and low teaser interest rates that would reset in future years. Many of these mortgages were originated by lenders that sought to resell the mortgages to Wall Street for a quick profit. Wall Street firms purchased these mortgages to bundle them up into fixed-income investment securities such as CDOs (collateralized debt obligations) and sold them to investors around the world as a higher yielding but ’safe’ investment. As homeowners with sub-prime credit began to default on their mortgages with increasing frequency in 2007, investors began to question the underlying value of the mortgage-backed fixed-income securities they owned. A full blown credit crunch ensued as most fixed-income investors, fearful of potential losses, shunned all types of mortgage-backed securities, including money market securities, preferring the safety of US government issued debt. The asset-backed commercial paper market locked up with virtually no transactions occurring. The S&P 500 Index retreated 9.43% over a one-month period, and long-term interest rates dropped more than 50 basis points as investors speculated on the impact to individual firms and the economy.

In August, the Federal Reserve decided to lower the discount rate, the interest rate that banks use to borrow money from the Federal Reserve, by 50 basis points in an effort to inject confidence to investors and restore orderly function to the credit markets. They followed up this action with a 50 basis point drop in the federal funds rate at their regularly scheduled September meeting. The market for commercial paper started to improve by the end of September. The stock market responded to this stimulus and by September 30th returned close to the previous high of July 19th while interest rates rose modestly in the same time frame.

PLUMB FUNDS

Investment approach of the Plumb Funds
Our investment focus has always been on high-quality companies with high returns on invested capital, solid balance sheets, and a sustainable competitive advantage. We attempt to purchase companies when they are trading at discounts to our proprietary estimates of value. We will sell positions when the stock reaches or exceeds our estimates of value, when deteriorating fundamentals are not reflected in the stock price, or we find a more compelling investment opportunity. Presently we are managing the Plumb Equity and Balanced Funds to hold 40-60 individual equity positions at a given time. We are maintaining the asset allocation of the Plumb Balanced Fund at approximately 65% common stocks and 35% fixed-income and cash. The fixed-income portion of the portfolio will consist of corporate bonds, US Treasuries and Agency obligations, and preferred stocks. Our focus is on bonds with maturities of less than 10 years to generate current income and moderate the overall volatility of the stock market.

Positioning the Funds in a volatile environment
The Plumb Equity and Balanced Funds were launched at the end of May 2007. We invested the Funds in high-quality large capitalization companies that we believe have attractive growth prospects combined with very reasonable valuations. Some of the  top 10 holdings in both the Plumb Balanced Fund and the Plumb Equity Fund include Microsoft, Cisco Systems, American International Group, Chevron, Exxon, and CVS.  The Plumb Equity Fund and the equity portion of the Balanced Fund modestly underperformed the Standard and Poor‘s 500 Index during this volatile period from the inception of the funds through September 30th. Our focus on high-quality companies has led us to underweight commodity industries that have recently been performing well in the stock market. Energy, industrials, and technology were the best performing sectors in the period and have remained relatively underweight in the portfolio. Our thesis has been that higher energy costs and declining housing prices would slow the economy and that investors would begin to purchase higher quality and less cyclical companies that we tend to own. Also, as the credit crunch unfolded, we added several high-quality, leading financial companies to the Plumb Balanced and Equity Funds that had declined to what we believe may prove to be attractive prices. These companies include Moody’s, Washington Mutual, and Discover Financial. Within the Balanced Fund, we have focused on shorter and intermediate maturities because interest rates remain relatively low.

Historically, low relative price/earnings ratios, an accommodative Federal Reserve, and a bottoming economy have typically portended an attractive stock environment. We think the Funds are well positioned to take advantage of this environment with a portfolio of companies that we believe are leaders in their industries with high returns on invested capital, excellent balance sheets, and solid earnings prospects.

PLUMB FUNDS

This report must be preceded or accompanied by a current prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  The Funds may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility.  Temporary Defensive Positions-Under adverse market conditions the funds could invest a substantial portion of their assets in US Treasury securities and money market securities which could reduce the benefit from any upswing market.

The Plumb Balanced Fund will invest in debt securities, which typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund’s after tax performance.

Fund holdings are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please refer to the Schedule of Investments in this report for complete holdings information.

The Price to Earnings (P/E) Ratio is calculated by dividing the current price of the stock by the company’s trailing 12 months’ earnings per share.  A basis point is a value equaling one one-hundredth of a percent (1/100 of 1%).  The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  It is not possible to invest directly in an index.

The Plumb Funds are distributed by Quasar Distributors, LLC (11/07)

PLUMB FUNDS

Expense Example
September 30, 2007 (Unaudited)

As a shareholder of the Plumb Funds (the “Funds”), you incur ongoing costs, including investment advisory fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 24, 2007 – September 30, 2007).

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Funds, may be charged by other funds.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

PLUMB FUNDS

Expense Example
September 30, 2007 (Unaudited) (Continued)

Plumb Balanced Fund

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	May 24, 2007 to
	May 24, 2007	September 30, 2007	September 30, 2007

Actual	$1,000.00	$ 992.50	$3.88

Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,013.85	$3.93

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 130/366 (to reflect the period).

Plumb Equity Fund

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	May 24, 2007 to
	May 24, 2007	September 30, 2007	September 30, 2007

Actual	$1,000.00	$ 985.00	$4.25

Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,013.50	$4.29

*	Expenses are equalto the Fund’s annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 130/366 (to reflect the period).

PLUMB FUNDS

Plumb Balanced Fund
Investments by Sector as of September 30, 2007
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Equity Fund
Investments by Sector as of September 30, 2007
(as a Percentage of Total Investments) (Unaudited)

Short-Term Investments 2%
Energy 6%
Consumer Discretionary 9%
Financials 25%
Consumer Staples 9%
Industrials 14%
Health Care 18%
Information Technology 17%

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS – 70.04%

Air Freight & Logistics – 1.56%
United Parcel Service, Inc.	13,200	$991,320

Beverages – 1.48%
The Coca-Cola Co.	16,400	942,508

Biotechnology – 0.89%
Amgen, Inc.(a)	10,000	565,700

Building Products – 0.70%
USG Corp.(a)	11,800	443,090

Capital Markets – 0.71%
The Bear Stearns Companies Inc.	3,700	454,397

Communications Equipment – 2.44%
Cisco Systems, Inc.(a)	47,000	1,556,170

Computers & Peripherals – 1.09%
Dell, Inc.(a)	25,200	695,520

Consumer Finance – 0.80%
Discover Financial Services	24,500	509,600

Diversified Consumer Services – 4.28%
Apollo Group, Inc.(a)	13,100	787,965
Career Education Corp.(a)	12,200	341,478
Corinthian Colleges, Inc.(a)	100,000	1,591,000
		2,720,443
Diversified Financial Services – 6.96%
Bank of America Corp.	26,000	1,307,020
Citigroup, Inc.	18,000	840,060
J.P. Morgan Chase & Co.	18,000	824,760
Moody’s Corp.	29,000	1,461,600
		4,433,440
Food & Staples Retailing – 3.22%
CVS Corp.	33,700	1,335,531

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2007 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Food & Staples Retailing (Continued)
Wal-Mart Stores, Inc.	16,300	$711,495
		2,047,026
Food Products – 2.04%
Kraft Foods, Inc.	23,300	804,083
Nestle SA – ADR	4,400	492,467
		1,296,550
Health Care Equipment & Supplies – 4.09%
Covidien Ltd.(a)	16,200	672,300
Medtronic, Inc.	22,900	1,291,789
Zimmer Holdings, Inc.(a)	7,900	639,821
		2,603,910
Health Care Providers & Services – 2.61%
Cardinal Health, Inc.	18,000	1,125,540
McKesson Corp.	9,100	534,989
		1,660,529
Hotels Restaurants & Leisure – 0.83%
Wyndham Worldwide Corp.	16,200	530,712

Industrial Conglomerates – 3.34%
General Electric Co.	32,700	1,353,780
Tyco International Ltd.	17,400	771,516
		2,125,296
Insurance – 5.61%
American International Group, Inc.	22,800	1,542,420
Berkshire Hathaway, Inc.(a)	11	1,303,610
Marsh & McLennan Companies, Inc.	28,300	721,650
		3,567,680
IT Services – 4.08%
Electronic Data Systems Corp.	52,100	1,137,864
Fiserv, Inc.(a)	14,300	727,298
Western Union Co.	35,000	733,950
		2,599,112
Media – 0.65%
Interpublic Group of Companies, Inc.(a)	40,000	415,200

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2007 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Multiline Retail – 0.82%
Kohl’s Corp.(a)	9,100	$521,703

Oil, Gas & Consumable Fuels – 4.55%
ChevronTexaco Corp.	15,700	1,469,206
Exxon Mobil Corp.	15,400	1,425,424
		2,894,630
Pharmaceuticals – 5.42%
Johnson & Johnson	19,400	1,274,580
Merck & Co., Inc.	14,300	739,167
Pfizer, Inc.	43,000	1,050,490
Wyeth	8,600	383,130
		3,447,367
Road & Rail – 1.02%
Burlington Northern Santa Fe Corp.	8,000	649,360

Semiconductor & Semiconductor Equipment – 0.94%
Microchip Technology, Inc.	16,500	599,280

Software – 3.37%
Microsoft Corp.	72,900	2,147,634

Specialty Retail – 2.44%
Cabela’s, Inc.(a)	57,200	1,352,780
Cost Plus, Inc.(a)	50,300	202,206
		1,554,986
Thrifts & Mortgage Finance – 4.10%
Countrywide Financial Corp.	17,600	334,576
Fannie Mae	21,000	1,277,010
Radian Group, Inc.	23,200	540,096
Washington Mutual, Inc.	13,000	459,030
		2,610,712
TOTAL COMMON STOCKS
(Cost $45,268,068)		44,583,875

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2007 (Unaudited) (Continued)

	Shares	Value
PREFERRED STOCKS – 1.56%

Diversified Financial Services – 0.56%
Citigroup Capital	14,270	$357,035

Security And Commodity Brokers,
Dealers, Exchanges, And Services – 1.00%
Fifth Third Capital(a)	25,000	635,000
TOTAL PREFERRED STOCKS
(Cost $974,019)		992,035

	Principal
	Amount
CORPORATE BONDS – 20.97%

Beverages – 1.57%
Anheuser-Busch Companies, Inc.
5.750%, 01/15/2011	$1,000,000	1,000,010

Capital Markets – 1.53%
The Bear Stearns Companies, Inc.
4.550%, 06/23/2010	1,000,000	974,681

Chemicals – 1.63%
EI Du Pont De Nemours & Co.
6.875%, 10/15/2009	1,000,000	1,037,016

Credit Intermediation and Related Activities – 1.63%
Household Finance Corp.
6.375%, 11/27/2012	1,000,000	1,035,753

Electric, Gas, And Sanitary Services – 1.62%
WPS Resources Corp.
7.000%, 11/01/2009	1,000,000	1,031,289

Food & Staples Retailing – 1.62%
Wal-Mart Stores, Inc.
6.875%, 08/10/2009	1,000,000	1,034,138

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2007 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Food Products – 1.55%
Kraft Foods, Inc.
4.000%, 10/01/2008	$1,000,000	$988,551

Insurance – 1.63%
Marsh & McLennan Cos, Inc.
7.125%, 06/15/2009	1,000,000	1,034,271

Non-depository Credit Institutions – 5.09%
American General Financial Corp.
5.800%, 09/15/2013	500,000	494,514
American General Finance Co.
5.850%, 06/01/2013	1,000,000	998,667
CIT Group, Inc.
4.750%, 08/15/2008	750,000	739,270
General Electric Capital Corp.
5.200%, 02/01/2011	1,000,000	1,004,880
		3,237,331
Publishing Industries – 1.57%
Oracle Corp.
5.000%, 01/15/2011	1,000,000	998,524

Specialty Retail – 1.53%
Home Depot, Inc.
4.625%, 08/15/2010	1,000,000	975,552
TOTAL CORPORATE BONDS
(Cost $13,308,146)		13,347,116

U.S. GOVERNMENT AGENCY ISSUES – 3.93%
Federal Home Loan Bank
5.000%, 07/12/2010	500,000	507,523
5.750%, 06/20/2017	1,000,000	1,001,546
Federal National Mortgage Association
5.500%, 04/25/2022	1,000,000	990,058
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $2,486,390)		2,499,127

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2007 (Unaudited) (Continued)

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS – 1.41%
United States Treasury Note
3.375%, 11/15/2008	$900,000	$894,235
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $884,872)		894,235

SHORT-TERM INVESTMENTS – 1.71%
U.S. Treasury Obligations – 0.77%
U.S. Treasury Bill
4.130%, 03/20/2008	500,000	490,714

Variable Rate Demand Note – 0.94%
Aim Liquid Assets
5.260% (b)	600,515	600,515
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,091,205)		1,091,229
Total Investments
(Cost $64,012,700) – 99.62%		63,407,617
Other Assets in Excess of Liabilities – 0.38%		243,483
TOTAL NET ASSETS – 100.00%

		$63,651,100

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a) Non-income producing security.
(b) Variable rate security. The rate listed is as of September 30, 2007.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.43%

Air Freight & Logistics – 2.23%
United Parcel Service, Inc.	7,000	$525,700

Beverages – 1.95%
The Coca-Cola Co.	8,000	459,760

Biotechnology – 1.49%
Amgen, Inc.(a)	6,200	350,734

Building Products – 0.96%
USG Corp.(a)	6,000	225,300

Capital Markets – 0.94%
The Bear Stearns Companies, Inc.	1,800	221,058

Communications Equipment – 3.35%
Cisco Systems, Inc.(a)	23,800	788,018

Computers & Peripherals – 1.52%
Dell, Inc.(a)	13,000	358,800

Consumer Finance – 1.06%
Discover Financial Services	12,000	249,600

Diversified Consumer Services – 6.22%
Apollo Group, Inc.(a)	6,800	409,020
Career Education Corp.(a)	7,000	195,930
Corinthian Colleges, Inc.(a)	54,000	859,140
		1,464,090
Diversified Financial Services – 9.84%
Bank of America Corp.	13,000	653,510
Citigroup, Inc.	11,000	513,370
J.P. Morgan Chase & Co.	11,000	504,020
Moody’s Corp.	12,800	645,120
		2,316,020

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2007 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Food & Staples Retailing – 4.43%
CVS Corp.	17,500	$693,525
Wal-Mart Stores, Inc.	8,000	349,200
		1,042,725
Food Products – 3.03%
Kraft Foods, Inc.	13,500	465,885
Nestle SA – ADR	2,200	246,234
		712,119
Health Care Equipment & Supplies – 5.71%
Covidien Ltd.(a)	7,850	325,775
Medtronic, Inc.	12,000	676,920
Zimmer Holdings, Inc.(a)	4,200	340,158
		1,342,853
Health Care Providers & Services – 3.78%
Cardinal Health, Inc.	10,000	625,300
McKesson Corp.	4,500	264,555
		889,855
Hotels Restaurants & Leisure – 1.11%
Wyndham Worldwide Corp.	8,000	262,080

Industrial Conglomerates – 4.59%
General Electric Co.	17,000	703,800
Tyco International Ltd.	8,500	376,890
		1,080,690
Insurance – 7.51%
American International Group, Inc.	11,500	777,975
Berkshire Hathaway, Inc.(a)	44	632,120
Marsh & McLennan Companies, Inc.	14,000	357,000
		1,767,095
IT Services – 6.16%
Electronic Data Systems Corp.	27,500	600,600
Fiserv, Inc.(a)	9,500	483,170
Western Union Co.	17,400	364,878
		1,448,648

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2007 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Media – 0.90%
Interpublic Group of Companies, Inc.(a)	20,300	$210,714

Multiline Retail – 1.46%
Kohl’s Corp.(a)	6,000	343,980

Oil, Gas & Consumable Fuels – 6.33%
ChevronTexaco Corp.	8,000	748,640
Exxon Mobil Corp.	8,000	740,480
		1,489,120
Pharmaceuticals – 7.37%
Johnson & Johnson	9,600	630,720
Merck & Co., Inc.	7,500	387,675
Pfizer, Inc.	21,600	527,688
Wyeth	4,200	187,110
		1,733,193
Road & Rail – 1.38%
Burlington Northern Santa Fe Corp.	4,000	324,680

Semiconductor & Semiconductor Equipment – 1.25%
Microchip Technology, Inc.	8,100	294,192

Software – 4.85%
Microsoft Corp.	38,700	1,140,102

Specialty Retail – 3.28%
Cabela’s, Inc.(a)	28,400	671,660
Cost Plus, Inc.(a)	24,900	100,098
		771,758
Thrifts & Mortgage Finance – 5.73%
Countrywide Financial Corp.	9,000	171,090
Fannie Mae	11,000	668,910
Radian Group, Inc.	12,000	279,360
Washington Mutual, Inc.	6,500	229,515
		1,348,875
TOTAL COMMON STOCKS
(Cost $23,431,565)		23,161,759

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2007 (Unaudited) (Continued)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS – 1.88%

Variable Rate Demand Notes – 1.88%
Aim Liquid Assets
5.260% (b)	$441,812	$441,812
TOTAL SHORT-TERM INVESTMENTS
(Cost $441,812)		441,812
Total Investments
(Cost $23,873,377) – 100.31%		23,603,571
Liabilities in Excess of Other Assets – (0.31)%		(73,839)
TOTAL NET ASSETS – 100.00%
		$23,529,732

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a) Non-income producing security.
(b) Variable rate security. The rate listed is as of September 30, 2007.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Assets and Liabilities September 30, 2007 (Unaudited)

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Assets:
Investments, at value*	$63,407,617	$23,603,571
Dividends and interest receivable	304,180	20,928
Receivable from Advisor	—	3,938
Prepaid assets	25,176	25,176
Total Assets	63,736,973	23,653,613

Liabilities:
Payable for investments purchased	—	81,627
Payable to Advisor	8,803	—
Accrued distribution fee	19,141	7,265
Accrued expenses and other liabilities	57,929	34,989
Total Liabilities	85,873	123,881
Net Assets	$63,651,100	$23,529,732

Net Assets Consist Of:
Paid in capital	$64,108,037	$23,834,832
Accumulated net investment income	322,008	34,960
Accumulated net realized loss	(173,862)	(70,254)
Net unrealized depreciation on investments	(605,083)	(269,806)
Net assets	$63,651,100	$23,529,732

Shares of beneficial interest outstanding
(unlimited shares of $0.01 par value authorized)	3,206,282	1,194,224
Net asset value, offering and
redemption price per share	$19.85	$19.70

* Cost of Investments	$64,012,700	23,873,377

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Operations
For the Period From May 24, 2007 through September 30, 2007 (Unaudited)

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Investment Income:
Dividends	$190,051	$91,938
Interest	348,521	25,689
	538,572	117,627
Expenses:
Investment Advisor’s fee	127,969	44,778
Distribution (Rule 12b-1) fees	49,219	17,222
Administration fee	45,392	26,194
Professional fees	25,413	13,158
Transfer agent fees and expenses	20,504	12,235
Fund accounting fees	10,574	10,574
Registration fees	10,203	9,558
Trustee fees and expenses	9,288	3,483
Insurance expense	6,450	2,451
Custody fees	5,113	6,101
Printing and mailing expense	4,257	1,548
Other expenses	5,431	4,528
Total expenses before waiver	319,813	151,830
Less: Fees waived	(103,249)	(69,163)
Net expenses	216,564	82,667
Net Investment Income	322,008	34,960

Realized and Unrealized Loss:
Net realized loss on investments	(173,862)	(70,254)
Net Change in unrealized
depreciation on investments	(605,083)	(269,806)
Net realized and unrealized
loss on investments	(778,945)	(340,060)

Net Decrease in Net Assets
Resulting from Operations	$(456,937)	$(305,100)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Changes in Net Assets

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
	For the Period	For the Period
	May 24, 2007*	May 24, 2007*
	through	through
	September 30,	September 30,
	2007	2007
	(Unaudited)	(Unaudited)
Operations:
Net investment income	$322,008	$34,960
Net realized loss on investments	(173,862)	(70,254)
Net change in unrealized
depreciation on investments	(605,083)	(269,806)
Net decrease in net assets
resulting from operations	(456,937)	(305,100)

Fund Share Transactions:
Proceeds from shares sold	65,595,286	23,892,764
Cost of shares redeemed	(1,537,249)	(107,932)
Net increase in net assets from
capital share transactions	64,058,037	23,784,832
Total increase in net assets	63,601,100	23,479,732

Net Assets:
Beginning of period	50,000	50,000
End of period (including undistributed
net investment income of $322,008
and $34,960, respectively)	$63,651,100	$23,529,732

Change in Shares Outstanding:
Shares sold	3,285,043	1,199,728
Shares redeemed	(78,761)	(5,504)
Net increase	3,206,282	1,194,224

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Financial Highlights

	For the Period
	May 24, 2007*
	through
	September 30, 2007
	(Unaudited)
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$20.00

Operations:
Net investment income(1)	0.10
Net realized and unrealized loss	(0.25)
Total from investment operations	(0.15)
Change in net asset value for the period	(0.15)
Net asset value, end of period	$19.85

Total return	(0.75	)%(2)

Ratios/Supplemental Data
Net assets, end of period (000)	$63,651

Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	1.62	%(3)
After expense reimbursement and waivers	1.10	%(3)

Ratio of net investment income to average net assets:
Before expense reimbursement and waivers	2.16	%(3)
After expense reimbursement and waivers	1.64	%(3)

Portfolio turnover rate	16	%(2)

*	Commencement of operations.
(1)	Net investment income per share is calculated using ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Financial Highlights

	For the Period
	May 24, 2007*
	through
	September 30, 2007
	(Unaudited)
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$20.00

Operations:
Net investment income(1)	0.03
Net realized and unrealized loss	(0.33)
Total from investment operations	(0.30)
Change in net asset value for the period	(0.30)
Net asset value, end of period	$19.70

Total return	(1.50	)%(2)

Ratios/Supplemental Data
Net assets, end of period (000)	$23,530

Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	2.20	%(3)
After expense reimbursement and waivers	1.20	%(3)

Ratio of net investment income to average net assets:
Before expense reimbursement and waivers	1.51	%(3)
After expense reimbursement and waivers	0.51	%(3)

Portfolio turnover rate	12	%(2)

*	Commencement of operations.
(1)	Net investment income per share is calculated using ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Notes to Financial Statements
For the Period From May 24, 2007 through September 30, 2007 (Unaudited)

1.	ORGANIZATION

Wisconsin Capital Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified management investment company. The Company was organized as a Maryland corporation on April 3, 2007. The Company is authorized to issue up to 200 million shares per series, which are units of beneficial interest with a $0.001 par value. The Company currently offers shares of two series, each with its own investment strategy and risk/reward profile: the Plumb Balanced Fund and the Plumb Equity Fund (individually a “Fund”, collectively the “Funds”). The investment objective of the Plumb Balanced Fund is high total return through capital appreciation while attempting to preserve principal, with current income as a secondary objective. The investment objective of the Plumb Equity Fund is long-term capital appreciation.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation:

Portfolio securities which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.  If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the mean of the latest bid and asked quotations from Nasdaq will be used.  Debt securities for which market quotations are not readily available may be valued based on information supplied by independent pricing services, including services using matrix pricing formulas and/or independent broker bid quotations.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the market value of the instrument.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors.

PLUMB FUNDS

Notes to Financial Statements
For the Period From May 24, 2007 through September 30, 2007 (Unaudited) (Continued)

Use of Estimates:

In preparing the financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Expenses:

Expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one series of the Company are allocated among the respective series based on relative net assets or another appropriate basis.

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders:

Dividends from net investment income are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.

New Accounting Pronouncements:

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  To the extent that a tax benefit of a position is not deemed to meet the more-likely-than-not threshold, the Funds would report an income tax

PLUMB FUNDS

Notes to Financial Statements
For the Period From May 24, 2007 through September 30, 2007 (Unaudited) (Continued)

expense in the statement of operations. The adoption of FIN 48 is required for the last net asset value calculation in the first financial statement reporting period for fiscal years beginning after December 15, 2006. The Funds will apply FIN 48 to all open tax years on the date of adoption which is expected to be on November 30, 2007.  At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

In September 2006, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”.  SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007.  Management is currently evaluating the implications of SFAS No. 157, and its impact on the financial statements has not yet been determined.

3.	DISTRIBUTION PLAN

The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Funds’ average daily net assets for services to prospective Fund shareholders and distribution of Fund shares.  During the period ended September 30, 2007, the Plumb Balanced Fund and the Plumb Equity Fund accrued expenses of $19,141 and $7,265, respectively, pursuant to the 12b-1 Plan.

4.	INVESTMENT ADVISOR AND OTHER AFFILIATES

The Funds have an Investment Advisory Agreement (the “Advisory Agreement”) with Wisconsin Capital Management, LLC (the “Advisor”). The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 0.65% of the Funds’ average daily net assets.

Under the terms of the Advisory Agreement, the Advisor has, contractually agreed to limit the expenses until June 30, 2010, to the extent that the Funds total annual operating expenses exceed 1.10% and 1.20% for the Plumb Balanced Fund and the Plumb Equity Fund, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the period ended September 30, 2007, the Advisor waived expenses for the Plumb Balanced Fund and the Plumb Equity Fund of $103,249 and $69,163, respectively.

PLUMB FUNDS

Notes to Financial Statements
For the Period From May 24, 2007 through September 30, 2007 (Unaudited) (Continued)

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

Plumb Balanced Fund	Plumb Equity Fund
2010 $103,249	2010 $69,163

The Funds also have an Administrative and Accounting Services Agreement with the Advisor which provides for the administrative and accounting fees computed daily and paid monthly at an annual rate of 0.15% of the Funds’ average daily net assets.

For the period ended September 30, 2007, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government obligations were as follows:

	PlumbBalanced Fund	Plumb Equity Fund
Purchases:
U.S. Government	$ 1,997,100	$ —
Other	$68,351,708	$25,286,994

Sales:
U.S. Government	$ 1,109,177	$ —
Other	$ 5,965,129	$ 1,785,175

PLUMB FUNDS

Additional Information (Unaudited)

1.	INVESTMENT ADVISORY AGREEMENT DISCLOSURE

At its meeting on May 21, 2007, the Board of Directors (the “Board”) of Wisconsin Capital Funds, Inc. (the “Company”), including the Directors who are not “interested persons” of the Company (the “Independent Directors”) as that term is defined in the Investment Company Act of 1940, as amended (the “Act”), met in person and unanimously voted to approve the investment advisory agreement (“Advisory Agreement”) between the Company and Wisconsin Capital Management, LLC (the “Advisor”).  Under the Advisory Agreement, the Advisor provides investment advisory services for the Plumb Balanced Fund and the Plumb Equity Fund (each a “Fund” and collectively, the “Funds”). The Board’s approval was based on its consideration and evaluation of a variety of factors, including: (1) the nature, extent and quality of the services to be provided by the Advisor; (2) the advisory fees to be paid by the Funds to the Advisor; and (3) the estimated total annual operating expenses of the Funds.  In addition, the Directors reviewed a memorandum from Company counsel summarizing their responsibilities under the Act in reviewing and approving the Advisory Agreement.

At the time the Advisory Agreement was approved, the Company was just recently organized and Funds had not yet commenced operations.  Therefore, the Funds had no performance history by which to evaluate the performance history of the Advisor with respect to the Funds.

Nature, Extent and Quality of Services To Be Provided by Advisor

Prior to the meeting, the Board received and reviewed information from the Advisor about the Advisor’s investment philosophy, portfolio managers and other personnel and the Advisor’s Form ADV filed with the SEC.  In addition, the Board also received information describing the compliance functions performed by the Advisor.

At the meeting the Board considered the experience of, and other relevant biographical information for, each of the proposed portfolio managers and management personnel of the Advisor.

The Board concluded that the Advisor’s personnel had appropriate and sufficient knowledge to manage the Funds, that they were well qualified to provide advisory services to the Funds, and that the nature and extent of services to be provided by the Advisor were appropriate for the respective investment objectives and programs of the Funds.

Advisory Fees To Be Paid by the Funds to the Advisor

Prior to the meeting, the Board received and reviewed information about the proposed advisory fee and information comparing the proposed advisory fee to be paid by the Funds to the advisory fees paid by a peer group of funds.

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

At the meeting, the Board reviewed and discussed this advisory fee information.  The Board also considered the Advisor’s contractual agreement to waive fees or reimburse expenses for the Funds in order to cap their respective annual operating expenses.  The Board noted that the proposed fee was well below the peer group average and concluded that the proposed advisory fee was fair to the Funds in light of the Advisor’s expertise and the services it will provide to the Funds.

Estimated Total Annual Operating Expenses of the Funds

Prior to the meeting, the Board received and reviewed information about the estimated annual operating expenses for each Fund, including fees which each Fund will pay to the Advisor for services to be provided under an administrative services and fund accounting agreement separately approved by the Board, as well as information comparing the estimated total annual operating expenses of the Funds to the operating expenses of a peer group of funds.

At the meeting, the Board reviewed and discussed the estimated annual operating expenses.  The Board also considered the Advisor’s contractual agreement to waive fees or reimburse expenses for the Funds in order to cap their respective total annual operating expenses.  The Board noted that the estimated total annual operating expenses for each Fund (including the advisory fee) were below the peer group average.  The Board ultimately concluded that the estimated annual operating expenses were reasonable and appropriate.

Based on the factors discussed above, the Board, including all of the Independent Directors, approved the Advisory Agreement with the Advisor.

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

2.	ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS

Term of
	Position(s)	Office
	Held with	and	Principal	Other
	Wisconsin	Length	Occupation(s)	Directorships
Name,	Capital	of Time	During Past	Held by
Address and Age	Funds, Inc.	Served (1)	Five Years	Director

Independent Directors:

Patrick J. Quinn	Director	Since	President and Chairman	National
Birth date:		2007	of the Board of Ayres	Presto
September 13, 1949			Associates (professional	Industries
			civil engineering firm)	since May
			since April 2000.	2001.

Jay Loewi	Director	Since	President of QTI Professional	None.
Birth date:		2007	Staffing, Inc. since 1992;
March 1, 1957			President QTI Human
Resources, Inc. since 1997;
President QualiTemps, Inc.
since 1992; President QTI
Consulting, Inc. since 1997.

Jeffrey B. Sauer	Director	Since	Assistant to the	None.
Birth date:		2007	Commissioner of Western
March 10, 1943			Collegiate Hockey
Association since 2002.

Interested Directors and Officers:

Thomas G. Plumb(2)	Director,	Since	President of Wisconsin	None.
Birth date:	President	2007	Capital Management, LLC
July 29, 1952	and Chief		since January, 2004; President
	Executive		of Thompson Plumb Trust
	Officer		Company; Vice President of
Thompson Plumb and
Associates (investment
advisor) until March, 2005.

Timothy R. O’Brien	Chief	Since	Principal, Vice President and	None.
Birth date:	Financial	2007	Portfolio Manager for
June 8, 1959	Officer and		Wisconsin Capital
	Treasurer		Management, LLC since
2004; prior thereto, Portfolio
Manager and Research
Analyst for Wisconsin Capital
Management, LLC.

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

Term of
	Position(s)	Office
	Held with	and	Principal	Other
	Wisconsin	Length	Occupation(s)	Directorships
Name,	Capital	of Time	During Past	Held by
Address and Age	Funds, Inc.	Served (1)	Five Years	Director

Connie M. Redman	Chief	Since	Vice President, Chief	None.
Birth date:	Compliance	2007	Compliance Officer, Human
February 27, 1966	Officer		Resources Manager and
Corporate Secretary of
Wisconsin Capital Management,
LLC since October, 2005; Vice
President, Human Resources
Manager and Corporate
Secretary of Wisconsin Capital
Management, LLC from
January, 2004 through
October, 2005; prior thereto
Human Resources Manager
and Corporate Secretary of
Wisconsin Capital
Management, LLC.

David B. Duchow	Vice	Since	Principal, Vice President and	None.
Birth date:	President	2007	Portfolio Manager for
January 31, 1968			Wisconsin Capital Management,
LLC since 2004; prior thereto,
Portfolio Manager and
Research Analyst for Wisconsin
Capital Management, LLC.

Clint A. Oppermann	Secretary	Since	Principal, Vice President and	None.
Birth date:		2007	Director of Research for
August 9, 1970			Wisconsin Capital Management,
LLC since 2004; prior thereto,
Research Analyst for Wisconsin
Capital Management, LLC.

(1)	Officers of the Funds serve one-year terms, subject to annual reappointment by the
Board of Directors. Directors of the Funds serve a term of indefinite length until their resignation or removal, and stand for re-election by shareholders as and when required under the 1940 Act.
(2)	Thomas G. Plumb is an “interested person” of the Funds by virtue of his positions with the Funds and the Advisor.

(This Page Intentionally Left Blank.)

WISCONSIN CAPITAL FUNDS, INC.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-987-7888

INVESTMENT ADVISOR
Wisconsin Capital Management, LLC
1200 John Q. Hammons Drive
Madison, WI 53717
Telephone:  (608) 824-8800

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank National Association
1555 N. Rivercenter Drive
MK-WI-5302
Milwaukee, WI 53212

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
US Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT ACCOUNTANTS
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway
Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, WI 53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-987-7888. Information regarding how the Funds voted proxies relating to portfolio securities during the period ended June 30, 2007 is available by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.

The Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wisconsin Capital Funds, Inc.

By (Signature and Title)  /s/ Thomas G. Plumb
  Thomas G. Plumb, President

Date    12/3/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Thomas G. Plumb
   Thomas G. Plumb, President

Date    12/3/07

By (Signature and Title)   /s/ Timothy R. O’Brien
   Timothy R. O’Brien, Treasurer

Date   12/3/07